Retained profits - Narrative (Details) - Retained profits £m - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RETAINED PROFITS (Details) - Narrative [Line Items]
Treasury and other bills	£ 47	£ 10	£ 196
Treasury shares held (in shares)	£ 126	£ 61	£ 688